Roundhill MEME ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.7%
Auto Manufacturers — 12.3%
Lucid Group, Inc. (a)	2,547	$64,694
NIO, Inc. - ADR (a)(b)	3,219	67,760
Rivian Automotive, Inc. - Class A (a)	1,388	69,733
		202,187
Chemicals — 3.8%
The Chemours Co.	2,001	62,991

Commercial Services— 8.4%
Affirm Holdings, Inc. (a)	1,520	70,346
Block, Inc. (a)	492	66,715
		137,061
Diversified Financial Services — 4.1%
Upstart Holdings, Inc. (a)	618	67,418

Entertainment— 9.0%
AMC Entertainment Holdings, Inc. - Class A (a)	3,166	78,010
DraftKings, Inc. - Class A (a)	3,521	68,554
		146,564
Financial Services — 4.1%
SoFi Technologies, Inc. (a)	7,113	67,218

Healthcare - Services — 4.0%
Clover Health Investments Corp. - Class A (a)	18,207	64,635

Holding Companies - Diversified — 3.5%
Digital World Acquisition Corp. - Class A (a)	896	57,801

Internet — 8.1%
ContextLogic, Inc. - Class A (a)	27,624	62,154
Robinhood Markets, Inc. - Class A (a)	5,173	69,887
		132,041
Iron/Steel — 3.8%
Cleveland-Cliffs, Inc. (a)	1,942	62,552

Leisure Time — 3.6%
Peloton Interactive, Inc. - Class A (a)	2,255	59,577

Oil & Gas — 3.8%
Occidental Petroleum Corp.	1,092	61,960

Pharmaceuticals — 6.9%
Sundial Growers, Inc. (a)(b)	78,916	55,241
Tilray Brands, Inc. (a)	7,487	58,174
		113,415
Retail — 8.2%
Bed Bath & Beyond, Inc. (a)	2,837	63,918
GameStop Corp. - Class A (a)	422	70,297
		134,215
Software — 11.9%
BlackBerry, Ltd. (a)(b)	8,672	64,693
Palantir Technologies, Inc. - Class A (a)	4,941	67,840
ROBLOX Corp. - Class A (a)	1,362	62,979
		195,512
Transportation — 4.2%
ZIM Integrated Shipping Services, Ltd. (b)	937	68,129
TOTAL COMMON STOCKS (Cost $1,841,405)		1,633,276

TOTAL INVESTMENTS (Cost $1,841,405) — 99.7%		1,633,276
Other assets and liabilities, net — 0.3%		5,052
NET ASSETS — 100.0%		$1,638,328

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.

	COUNTRY	Percentage of Net Assets
	United States	84.1%
	Canada	7.3%
	Israel	4.2%
	Cayman Islands	4.1%
	Total Country	99.7%
	TOTAL INVESTMENTS	99.7%
	Other assets and liabilities, net	0.3%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,633,276	$-	$-	$1,633,276
Total Investments - Assets	$1,633,276	$-	$-	$1,633,276

* See the Schedule of Investments for industry classifications.